Subsequent event (Details) - Subsequent Event [Member]	1 Months Ended
Jul. 31, 2023 USD ($) $ / shares shares
Subsequent event (Details) [Line Items]
Value added tax	$ 10,000
Purchased ordinary shares (in Shares) | shares	50,000
Price per share (in Dollars per share) | $ / shares	$ 4
Aggregate consideration	$ 108,857
IPO [Member]
Subsequent event (Details) [Line Items]
Aggregate purchase price	$ 200,000